JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

June 18, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attn: Stephanie Hui

Re:	JPMorgan Trust II (the “Trust”) on behalf of the
JPMorgan Intermediate Tax Free Bond Fund (the “Fund”)
File Nos. 333-194631

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the proxy statement/prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-14 filed electronically on June 13, 2014.

If you have any questions or comments, please call the undersigned at (212) 623-2435.

Sincerely,

/s/  Pamela L. Woodley

Pamela L. Woodley

Assistant Secretary